Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2014
Share-Based Compensation [Abstract]
Summary of Changes In Options Outstanding
A summary of the changes in options outstanding under the Stock Plan for the years ended June 30, 2014, 2013, and 2012 is presented below:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding as of June 30, 2011	3,390,127	$4.93
Granted	1,013,270	18.58
Exercised	(38,000)	5.12
Forfeited and expired	—	—
Outstanding as of June 30, 2012	4,365,397	$8.10

Outstanding as of June 30, 2012	4,365,397	$8.10
Granted	13,188	13.43
Exercised	(583,333)	4.03
Forfeited and expired	—	—
Outstanding as of June 30, 2013	3,795,252	$8.74

Outstanding as of June 30, 2013	3,795,252	$8.74
Granted	439,211	15.82
Forfeited and converted to SARs	(2,447,500)	4.06
Exercised	(45,521)	9.10
Forfeited and expired	(26,446)	19.94
Outstanding as of June 30, 2014	1,714,996	$17.05	2.96	$6,874

Exercisable as of June 30, 2014	977,488	$17.15	2.62	$4,007

Assumptions used to estimate fair value of stock option awards using the Black-Scholes model
The following assumptions were used to estimate the fair value of stock option awards granted during the years ended June 30, 2014, 2013, and 2012:

	2014	2013	2012
Risk-free interest rate	0.64 to 1.64%	0.15 to 1.38%	0.30 to 0.64%
Expected dividend yield	1.41 to 2.21%	2.30%	—
Expected volatility	41.07 to 47.79%	29.89 to 59.90%	66.00 to 70.00%
Expected term (years)	3.00 to 5.00	0.83 to 5.31	3.00 to 4.40